Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 8,260	$ 7,942
Plan assets
Plan assets at the end of year	9,975	9,326
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	7,592	7,291
Plan assets
Plan assets at the end of year	9,006	8,441
Pension plan [member] | U.S., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	668	651
Plan assets
Plan assets at the end of year	969	885
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	420	419
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	391	389
Other post employment benefit plans [member] | U.S., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 29	$ 30